INVESTMENT SECURITIES - Amounts reclassified to profit or loss from OCI before taxes (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investment securities [abstract]
Redemptions or sales	$ 294,112	$ 612,127
ECL allowance	(13,675)	(68,072)
Total reclassified to profit or loss	$ 280,437	$ 544,055